Other Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Jun. 30, 2013	Dec. 31, 2011
Other Receivables [Abstract]
Deposits	$ 2,860,232	[1]	$ 2,613,157	$ 666,207	[1]
Purchase deposits	240,174	[2]	219,427	1,324,056	[2]
Input value added tax receivable	4,420,456	[3]	4,038,604	7,331,965	[3]
Rebate receivables	2,366,521	[4]	2,162,094	2,363,854	[4]
Loans to customers	7,844,421	[5]	7,517,774		[5]
Others	310,556		283,730	305,052
Total	$ 18,042,360		$ 16,834,786	$ 11,991,134
Minimum interest rate	0.60%
Maximum interest rate	1.00%

[1]	Deposits are cash held by cashiers of retail stores for day to day operations.
[2]	Purchase deposits are cash held by employees in retail stores for the equipment purchase.
[3]	Input VAT arises when the group purchases products from suppliers and input VAT can be deducted from output VAT on sales.
[4]	Rebates receivables represent promotional allowances provided by vendors for promotions incurred by the company.
[5]	Loans to customers are short term loans with interest rates ranging from 0.6% to 1.0% per month made by QKL-LQ. All loans to customers will be collected within one year.